Accounts and Other Receivables	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Accounts and Other Receivables
ACCOUNTS AND OTHER RECEIVABLES

As of September 30, 2017 and December 31, 2016, accounts and other receivables consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
SPL trade receivable	$154	$88
Other accounts receivable	18	2
Total accounts and other receivables	$172	$90

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of SPL’s debt holders, SPL is required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.